Goodwill (Tables)	12 Months Ended
Jun. 30, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill

The following reflects the changes in the carrying amount of goodwill during Fiscal 2015 (in millions):

Product Group	As of July 1, 2014	Fiscal 2015 Acquisitions	Foreign Currency Translation and Other	As of June 30, 2015
Dark Fiber	$293.3	$16.0	$(10.2)	$299.1
Waves	269.0	1.4	(4.8)	265.6
Sonet	50.3	—	—	50.3
Ethernet	96.7	8.2	(0.7)	104.2
IP	80.5	6.8	(1.0)	86.3
MIG	43.7	29.8	(0.1)	73.4
zColo	18.6	256.0	(1.4)	273.2
Cloud	—	57.2	(0.2)	57.0
Other	14.6	0.9	(0.2)	15.3
Total	$866.7	$376.3	$(18.6)	$1,224.4

The following reflects the changes in the carrying amount of goodwill during Fiscal 2014 (in millions):

Product Group	As of July 1, 2013	Fiscal 2014 Acquisitions	Foreign Currency Translation and Other	As of June 30, 2014
Dark Fiber	$193.3	$97.4	$2.6	$293.3
Waves	215.9	49.6	3.5	269.0
Sonet	50.3	—	—	50.3
Ethernet	91.7	4.9	0.1	96.7
IP	80.1	0.2	0.2	80.5
MIG	38.3	5.4	—	43.7
zColo	11.9	6.4	0.3	18.6
Other	7.3	—	7.3	14.6
Total	$688.8	$163.9	$14.0	$866.7